Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory
Raw materials	€ 1,311	€ 1,315
Work in progress	748	1,851
Finished goods	1,647	1,494
Total Inventory	€ 3,706	€ 4,660